SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]	12. SUBSEQUENT EVENTS During March 2021, the Company issued 200,000 common shares as a result of the exercise of 200,000 stock options exercised at $0.07 per common share.

12. SUBSEQUENT EVENTS

On October 29, 2020 the Company signed a 1% royalty agreement with respect to any future commercial lithium production from the Company's Clayton Valley, Nevada claims in exchange for $250,000. The Company has a right of first refusal to repurchase the royalty upon any proposed sale by the royalty holder to a third party.